Lease liabilities - Schedule of Lease liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lease liabilities [abstract]
Current	$ 5,548	$ 1,546	$ 407
Non-current	56,534	5,042	5,252
Total lease liabilities	$ 62,082	$ 6,588	$ 5,659